Deferred benefits and gains	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred benefits and gains
4 5	Deferred benefits and gains

	2020	2019
	RMB million	RMB million
Maintenance rebates	531	600
Government grants	229	222
Others	9	11

	769	833